UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21422

Ziegler Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Scott A. Roberts
Ziegler Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: September 30, 2012

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Ziegler Lotsoff
CAPITAL MANAGEMENT, LLC

ZIEGLER LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST

LONG/SHORT CREDIT FUND (ZLSCX)

ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2012

ZLCMFUNDS.COM

Ziegler Lotsoff Capital Management Investment Trust
LETTER TO SHAREHOLDERS
September 30, 2012

Dear Shareholders,

We are pleased to have launched the Ziegler Lotsoff Capital Management Long/Short Credit Fund (the “Fund”) on January 31, 2012. Given the volatility in credit markets over the past few years, we believe there is a need for investors to think about credit from both a long and short perspective. Our firm has managed long/short credit mandates since 2006 and our portfolio managers have decades of experience in fixed income investing and alternative investments. We believe that in a registered mutual fund structure we can offer investors access to Ziegler Lotsoff Capital Management LLC’s Credit Alternatives team and our firm-wide expertise in fixed income securities in a format that is broadly accessible.

The Fund’s investment strategy is focused on providing high current income and capital appreciation by investing in high yielding securities, both investment and non-investment grade credit quality. We carefully assess and monitor the credit quality of each of the companies in which we invest, focusing our analysis on a company’s business prospects and its capital structure relative to our expectations about the level and volatility of its cash flow from operations. The strategy takes advantage of our ability to sell securities short, primarily through various strategies for hedging against declines in investment markets. The Fund has hedging strategies in place seeking to reduce its expected principal loss in the event of a decline in securities prices, especially high yielding bonds, preferred stocks, and income-focused common stocks.

The Fund has achieved its mandate since it began operating. Total return from its January 31, 2012 inception through September 30, 2012 was 5.64%(1). Over that same period, the Citigroup 3-Month T-Bill Index, a well-known “Risk Free” benchmark, returned 0.05%, and the Barclays Capital U.S. Aggregate Bond Index, a widely-used investment grade bond index, generated a return of 3.09%. The Fund’s excess return was largely a result of income generated by its investments in high yielding bonds, preferred stocks, and common stocks.

The investment environment over the last eight months has been supportive of income producing corporate securities. The U.S. economy’s slow, stable rate of growth combined with low levels of inflation has allowed companies to continue to control costs and produce strong earnings. Other factors contributing to the favorable credit environment include limited financial market volatility, little merger and acquisition activity, and minimal debt-financed payments to shareholders. Recently there has been an increase in the number of new issue bond deals sold in the market, with the proceeds used to finance acquisitions and pay dividends (we carefully evaluate the use of proceeds when making investment decisions). Low levels of inflation and investors’ strong demand for income producing securities in a low yield environment have also benefitted credit markets since the Fund’s inception.

Investment markets exhibited strong returns during the last several months, having only a few brief periods of relatively minor declines. Spillover from slow and negative rates of economic growth and large budget deficits reported by European nations, especially Greece and Spain, has been, and is likely to continue to be, one of the primary risks. Lack of a resolution of the “fiscal cliff” early next year is also a potential significant risk investors face.

U.S. economic growth has been below average for this point in an economic recovery, with first quarter 2012 GDP measuring a 2.0% annualized rate of growth, and the second quarter slipping to a 1.3% growth rate. Expectations are for the third quarter pace of economic activity to post an anemic 1.8% growth rate. U.S. employment growth has also been weak. Typically following a recession, the housing sector is a major contributor to reestablishing economic growth. Housing has not had a positive impact on the recovery thus far largely because the excesses in the housing sector that contributed to the recent recession are just beginning to come into balance. Signs of a recovery in housing are beginning to appear, which should help economic growth prospects and benefit U.S. employment. In addition, the September 13, 2012 announcement of the Federal Reserve Bank’s latest stimulus activity, its third round of Quantitative Easing (frequently referred to as “QE3”) since the beginning of the recession, is targeted at buying mortgages in order to stimulate the housing sector and increase employment.

(1)	Performance does not reflect the maximum 2.50% sales charge which will reduce the performance quoted.

Ziegler Lotsoff Capital Management Investment Trust
LETTER TO SHAREHOLDERS (Continued)
September 30, 2012

As always, there are reasons to be cautious in making investments. Some of our primary concerns include continuing risks of a spillover from weak European economies, the longer-term potential for an increase in the rate of inflation as a result of continuing economic stimulus activity by the Federal Reserve Bank, the impact on domestic economic growth due to a lack of resolution of the “fiscal cliff,” and increased shareholder friendly activity financed with debt, resulting in riskier corporate credit profiles.

The current environment of stable, non-inflationary, economic growth is a positive one for corporate credit quality and we believe the U.S. economy remains on track to be supportive of an income-focused investment strategy.

We thank you for the confidence and trust you place in us and we pledge to continue our hard work to carefully assess the risk and return of each of the investments we make on your behalf.

Sincerely,

Michael R. Hilt
Senior Portfolio Manager

The Fund may lose money if its investment strategy does not achieve the Fund’s objectives or if the Fund fails to properly implement the strategy. The value of securities may fluctuate rapidly and sometimes unpredictably. A credit default swap enables an investor to buy or sell protection against a credit event in which the Fund may have to pay the counterparty or receive no benefit for the premium paid. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls, subjecting the Fund to potentially unlimited risk.

Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative will not correlate with the Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. Put or call options may lose the premium, have decreased liquidity, or could be exercised at a higher price or lower price than its prevailing market value. Options are highly specialized activities and entail greater than ordinary investment risks.

The Fund’s portfolio turnover rate will likely exceed 100% per year, which will produce higher transaction costs, increase realized gains (or losses) to investors, and may lower after-tax performance. The Fund may experience periods where a position is more difficult to sell at or near their perceived value. The Fund will invest in fewer securities than diversified investment companies and its performance may be more volatile. Real Estate Investment Trusts (REITs) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate.

Ziegler Lotsoff Long/Short Credit Fund
PERFORMANCE SUMMARY
September 30, 2012 (Unaudited)

Comparison of a Hypothetical $10,000 Investment in the Ziegler Lotsoff Long/Short Credit Fund,
Barclays Capital U.S. Aggregate Bond Index*, and Citigroup 3-Month T-Bill Index*

Total returns**
For the period ended September 30, 2012

Cumulative Since Inception (1/31/2012) to 9/30/2012
Ziegler Lotsoff Long/Short Credit Fund
Without Sales Load	5.64%
With Sales Load	2.97%
Barclays Capital U.S. Aggregate Bond Index	3.09%
Citigroup 3-Month T-Bill Index	0.05%

*
The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-Month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns include reinvested dividends.

**
The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Amounts shown in the graph and table do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

Ziegler Lotsoff Long/Short Credit Fund
SUMMARY OF INVESTMENTS
As of September 30, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks	7.2%
Corporate Bonds	48.0%
Mutual Funds	2.2%
Preferred Stocks	28.0%
Short-Term Investments	20.2%
Total Investments	105.6%
Liabilities in Excess of Other Assets	(5.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2012

Number of Shares		Value

	COMMON STOCKS – 7.2%
	INVESTMENT MANAGEMENT COMPANIES – 2.6%
31,918	Apollo Investment Corp.	$251,195
15,376	Ares Capital Corp.	263,550
12,870	Arlington Asset Investment Corp.	307,078
		821,823
	REITS – 4.6%
13,000	American Capital Agency Corp.	449,670
7,000	CYS Investments, Inc.	98,630
16,902	DuPont Fabros Technology, Inc.	454,157
15,250	Hatteras Financial Corp.	429,897
		1,432,354
	TOTAL COMMON STOCKS (Cost $2,208,517)	2,254,177

Principal Amount		Value

	CORPORATE BONDS – 48.0%
	AEROSPACE/DEFENSE – 1.7%
	Kratos Defense & Security Solutions, Inc.
$500,000	10.00%, 6/1/2017(1)	540,000

	AGRICULTURE – 0.8%
	Vector Group Ltd.
250,000	11.00%, 8/15/2015(1)	260,313

	AUTO MANUFACTURERS – 1.7%
	Chrysler Group LLC
500,000	8.00%, 6/15/2019(1)	530,000

	BANKS – 0.9%
	Synovus Financial Corp.
250,000	7.88%, 2/15/2019(1)	276,250

	BUILDING MATERIALS – 1.7%
	Nortek, Inc.
500,000	8.50%, 4/15/2021(1)	532,500

	CHEMICALS – 1.6%
	Rockwood Specialties Group, Inc.
500,000	4.63%, 10/15/2020(1)	507,500

	COAL – 1.3%
	Penn Virginia Resource Partners LP
400,000	8.25%, 4/15/2018(1)	413,000

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMPUTERS – 1.6%
	NCR Corp.
$500,000	5.00%, 7/15/2022(1)(2)	$505,000

	DIVERSIFIED FINANCIAL SERVICES – 3.5%
	General Electric Capital Corp.
500,000	7.13%, 6/15/2022(1)(3)	557,210
	Icahn Enterprises LP
500,000	8.00%, 1/15/2018(1)	536,250
		1,093,460
	ENERGY-ALTERNATE SOURCES – 1.6%
	Saratoga Resources, Inc.
500,000	12.50%, 7/1/2016(1)	500,000

	HEALTHCARE-SERVICES – 4.9%
	Apria Healthcare Group, Inc.
530,000	11.25%, 11/1/2014(1)	543,250
	HCA, Inc.
500,000	5.88%, 3/15/2022(1)	541,875
	Select Medical Corp.
51,000	7.63%, 2/1/2015(1)	51,701
	Select Medical Holdings Corp.
400,000	6.43%, 9/15/2015(1)(3)	400,000
		1,536,826
	HOME BUILDERS – 3.3%
	DR Horton, Inc.
500,000	4.38%, 9/15/2022(1)	496,875
	KB Home
250,000	8.00%, 3/15/2020(1)	276,875
250,000	7.50%, 9/15/2022(1)	271,250
		1,045,000
	HOME FURNISHINGS – 1.4%
	Norcraft Cos. LP
450,000	10.50%, 12/15/2015(1)	452,250

	HOUSEHOLD PRODUCTS/WARES – 0.8%
	Central Garden and Pet Co.
250,000	8.25%, 3/1/2018(1)	265,000

	INSURANCE – 0.9%
	Fidelity National Financial, Inc.
250,000	5.50%, 9/1/2022(1)	268,002

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MEDIA – 3.2%
	Nielsen Finance LLC / Nielsen Finance Co.
$500,000	4.50%, 10/1/2020(1)(2)	$496,875
	Sinclair Television Group, Inc.
500,000	6.13%, 10/1/2022(1)(2)	500,625
		997,500
	METAL FABRICATE/HARDWARE – 1.6%
	Atkore International, Inc.
500,000	9.88%, 1/1/2018(1)	486,250

	OIL & GAS – 3.5%
	Chesapeake Energy Corp.
100,000	6.78%, 3/15/2019(1)	100,375
250,000	2.50%, 5/15/2037(1)(4)	224,531
	SandRidge Energy, Inc.
250,000	8.75%, 1/15/2020(1)	270,625
500,000	7.50%, 3/15/2021(1)	515,000
		1,110,531
	OIL & GAS SERVICES – 3.8%
	Forbes Energy Services, Ltd.
500,000	9.00%, 6/15/2019(1)	485,000
	Seitel, Inc.
700,000	9.75%, 2/15/2014(1)	705,250
		1,190,250
	RETAIL – 0.9%
	McJunkin Red Man Corp.
250,000	9.50%, 12/15/2016(1)	269,687

	SOFTWARE – 2.3%
	First Data Corp.
250,000	9.88%, 9/24/2015(1)	255,000
452,748	10.55%, 9/24/2015(1)	463,501
		718,501
	STORAGE/WAREHOUSING – 1.7%
	Niska Gas Storage U.S. LLC
500,000	8.88%, 3/15/2018(1)	516,250

	TELECOMMUNICATIONS – 3.3%
	Frontier Communications Corp.
500,000	7.13%, 1/15/2023(1)	520,000
	West Corp.
500,000	7.88%, 1/15/2019(1)	515,000
		1,035,000
	TOTAL CORPORATE BONDS (Cost $14,704,257)	15,049,070

Number of Shares		Value

	MUTUAL FUNDS – 2.2%
42,425	BlackRock Kelso Capital Corp.	$412,371
17,035	Eaton Vance Ltd. Duration Income Fund	289,255

	TOTAL MUTUAL FUNDS (Cost $677,235)	701,626

	PREFERRED STOCKS – 28.0%
	BANKS – 9.5%
	Ally Financial, Inc.
6,100	7.30%, 11/9/2012(1)	149,023
10,065	8.50%, 5/15/2016(1)(3)	246,190
	Bank of New York Mellon Corp.
20,000	5.20%, 9/20/2017(1)	497,000
	BB&T Corp.
5,000	5.63%, 8/1/2017(1)	127,850
	Capital One Financial Corp.
15,000	6.00%, 9/1/2017(1)	375,300
	HSBC Holdings PLC
14,218	8.00%, 12/15/2015(1)(5)	401,659
	JPMorgan Chase & Co.
15,000	5.50%, 9/1/2017(1)	373,500
	PNC Financial Services Group, Inc.
15,000	6.13%, 5/1/2022(1)(3)	412,050
	TCF Financial Corp.
10,000	7.50%, 6/25/2017(1)	266,400
	U.S. Bancorp
5,000	6.00%, 4/15/2017(1)(3)	139,900
		2,988,872
	DIVERSIFIED FINANCIAL SERVICES – 1.2%
	Raymond James Financial, Inc.
13,600	6.90%, 3/15/2017(1)	373,456

	INSURANCE – 4.1%
	Aflac, Inc.
40,000	5.50%, 9/26/2017(1)	999,600
	Arch Capital Group Ltd.
10,000	6.75%, 4/2/2017(1)(5)	267,000
		1,266,600
	INVESTMENT MANAGEMENT COMPANIES – 1.6%
	Ares Capital Corp.
3,772	7.75%, 10/15/2015(1)	100,486
	KKR Financial Holdings LLC
15,000	7.50%, 3/20/2017(1)	410,550
		511,036

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	REITS – 10.9%
	Annaly Capital Management, Inc.
15,000	7.50%, 9/13/2017(1)	$378,450
	Colony Financial, Inc.
19,400	8.50%, 3/20/2017(1)	500,520
	CommonWealth REIT
15,311	6.50%, 12/31/2049(4)	359,655
	CYS Investments, Inc.
10,000	7.75%, 8/3/2017(1)	250,700
	Digital Realty Trust, Inc.
11,000	6.63%, 4/5/2017(1)	289,850
	Equity Lifestyle Properties, Inc.
7,999	6.75%, 9/7/2017(1)	205,814
	Hospitality Properties Trust
5,751	7.00%, 11/9/2012(1)	146,766
	Invesco Mortgage Capital, Inc.
20,000	7.75%, 7/26/2017(1)	500,200
	Senior Housing Properties Trust
15,900	5.63%, 8/1/2017(1)	392,253
	Winthrop Realty Trust
14,750	9.25%, 12/30/2016(1)	393,973
		3,418,181
	TELECOMMUNICATIONS – 0.7%
	Telephone & Data Systems, Inc.
8,012	6.88%, 11/15/2015(1)	219,849

	TOTAL PREFERRED STOCKS (Cost $8,495,819)	8,777,994

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 20.2%
$6,338,224	UMB Money Market Fiduciary, 0.01%(6)	6,338,224

	SHORT-TERM INVESTMENTS (Cost $6,338,224)	6,338,224

	TOTAL INVESTMENTS – 105.6% (Cost $32,424,052)	33,121,091
	Liabilities in Excess of Other Assets – (5.6)%	(1,750,027)
	TOTAL NET ASSETS – 100.0%	$31,371,064

Number of Shares		Value

	SECURITIES SOLD SHORT – (5.3)%
	COMMON STOCKS – (0.2)%
	OIL & GAS – (0.2)%
(2,500)	Chesapeake Energy Corp.	$(47,175)

	TOTAL COMMON STOCKS (Proceeds $50,103)	(47,175)

Principal Amount		Value

	U.S. TREASURY NOTES – (5.1)%
	U.S. Treasury Note
$(1,550,000)	2.00%, 2/15/2022	(1,612,121)

	TOTAL U.S. TREASURY NOTES (Proceeds $1,576,665)	(1,612,121)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,626,768)	$(1,659,296)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(1)	Callable

(2)	144A Restricted Security

(3)	Variable, Floating, or Step Rate Security

(4)	Convertible Security

(5)	Foreign security denominated in U.S. Dollars

(6)	The rate quoted is the annualized seven-day yield as of the Fund’s period end.

See accompanying Notes to Financial Statements.

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

SWAPTIONS

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
JPMorgan	CDX.NA.HY.18
	Put - 5 Year Index	Buy	$96	12/19/2012	$2,500,000	$60,019	$15,885
	Call - 5 Year Index	Buy	100	12/19/2012	(2,500,000)	(15,345)	(30,882)
	Put - 5 Year Index	Sell	92	12/19/2012	(2,500,000)	(29,205)	(4,567)
Total Credit Default Swaptions on Credit Indices						$15,469	$(19,564)

See accompanying Notes to Financial Statements.

Ziegler Lotsoff Long/Short Credit Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note	175	December 2012	$4,923
90 Day Euro $ Future	(59)	December 2012	(16,688)
CBOE Volatility Index Future	40	January 2013	13,107
90 Day Euro $ Future	(39)	March 2013	(17,204)
90 Day Euro $ Future	(39)	June 2013	(17,304)
90 Day Euro $ Future	(38)	September 2013	(18,550)
90 Day Euro $ Future	(38)	December 2013	(19,016)
90 Day Euro $ Future	(38)	March 2014	(20,075)
90 Day Euro $ Future	(38)	June 2014	(3,925)
90 Day Euro $ Future	(5)	September 2014	(206)
Total Futures Contracts			$(94,938)

See accompanying Notes to Financial Statements.

Ziegler Lotsoff Long/Short Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012

Assets:
Investments in securities, at value (cost $32,424,052)	$33,121,091
Purchased swaptions, at value (cost $60,019)	15,885
Cash	4,141
Deposits with brokers	1,921,779
Receivables:
Fund shares sold	200,000
Dividends and interest	363,838
Due from Adviser	8,575
Prepaid expenses	29,327
Total assets	35,664,636

Liabilities:
Securities sold short, at value (proceeds $1,626,768)	1,659,296
Written swaptions, at value (proceeds $44,550)	35,449
Dividends and interest on securities sold short	3,959
Payables:
Investment securities purchased	2,521,016
Distribution Plan (Note 6)	17,927
Trustees' fees	11,553
Variation margin	6,450
Accrued other expenses	37,922
Total liabilities	4,293,572

Net Assets	$31,371,064

Components of Net Assets:
Capital (no par value with an unlimited number of shares authorized)	$30,698,267
Accumulated net realized gain on investments, purchased options, securities sold short, futures contracts, and swap contracts	138,257
Net unrealized appreciation (depreciation) on:
Investments	697,039
Securities sold short	(32,528)
Futures contracts	(94,938)
Swaptions	(35,033)
Net Assets	$31,371,064

Net asset value per share
$31,371,064/3,051,195 shares outstanding	$10.28

Maximum offering price per share
net asset value plus 2.50% of offering price	$10.54

See accompanying Notes to Financial Statements.

Ziegler Lotsoff Long/Short Credit Fund
STATEMENT OF OPERATIONS
For the Period January 31, 2012* Through September 30, 2012

Investment Income:
Interest	$535,007
Dividends (net of foreign tax withholding of $711)	358,724
Total investment income	893,731

Expenses:
Advisory fees (Note 3)	81,549
Distribution fees (Note 6)	31,365
Administration and fund accounting fees	50,000
Legal fees	48,505
Trustees' fees and expenses	35,553
Registration fees	26,627
Transfer agent fees and expenses	25,427
Audit fees	15,916
Shareholder reporting fees	13,455
Custody fees	13,261
Miscellaneous	8,451
Insurance fees	904
Interest on short positions	27,851
Security borrowing fees	5,387
Dividends on short positions	819

Total expenses	385,070
Expenses reimbursed by the Adviser	(213,004)
Net expenses	172,066
Net investment income	721,665

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, Securities Sold Short, Futures Contracts, Swap Contracts, and Swaptions:
Net realized gain (loss) on:
Investments	(55,788)
Purchased options	(1,337)
Securities sold short	(28,416)
Futures contracts	(36,308)
Swap contracts	276,960
Net realized gain	155,111
Net change in unrealized appreciation/(depreciation) on:
Investments	697,039
Securities sold short	(32,528)
Futures contracts	(94,938)
Swaptions	(35,033)
Net change in unrealized appreciation/(depreciation)	534,540
Net realized and unrealized gain on investments, purchased options, securities sold short, futures contracts, swap contracts, and swaptions	689,651

Net Increase in Net Assets from Operations	$1,411,316

*	Commencement of Operations.

See accompanying Notes to Financial Statements.

Ziegler Lotsoff Long/Short Credit Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period January 31, 2012* Through September 30, 2012
Increase in Net Assets from:
Operations:
Net investment income	$721,665
Net realized gain on investments, purchased options, securities sold short, futures contracts, and swap contracts	155,111
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, and swaptions	534,540
Net increase in net assets resulting from operations	1,411,316

Distributions to shareholders:
From net investment income	(738,519)
Total distributions to shareholders	(738,519)

Capital Transactions:
Net proceeds from shares sold	30,743,109
Reinvestment of distributions	365,868
Cost of shares repurchased	(410,710)
Net increase in net assets from capital transactions	30,698,267

Total increase in net assets	31,371,064

Net Assets:
Beginning of period	—
End of period	$31,371,064

Accumulated net investment income	$—

Capital Share Transactions:
Shares sold	3,054,849
Shares reinvested	35,726
Shares repurchased	(39,380)
Net increase from capital share transactions	3,051,195

*	Commencement of Operations.

See accompanying Notes to Financial Statements.

Ziegler Lotsoff Long/Short Credit Fund
FINANCIAL HIGHLIGHTS

Per share operating performance. For a capital share outstanding throughout the period.	For the Period January 31, 2012* Through September 30, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income	0.27
Net realized and unrealized gain on investments	0.29
Total from investment operations	0.56

Less Distributions:
From net investment income	(0.28)
Total distributions	(0.28)

Net asset value, end of period	$10.28

Total return(1)	5.64	%(2)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$31,371

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	3.07	%(3)(4)
After fees reimbursed by the Adviser	1.37	%(3)(4)
Ratio of net investment income to average net assets
Before fees reimbursed by the Adviser	4.05	%(3)(5)
After fees reimbursed by the Adviser	5.75	%(3)(5)

Portfolio turnover rate	71	%(2)

*	Commencement of Operations.

(1)	Total return does not include sales load.

(2)	Not Annualized.

(3)	Annualized.

(4)
The ratio of expenses to average net assets includes dividends and interest on short positions and transactional expenses. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, before fees reimbursed by the Adviser, was 2.80%. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, after fees reimbursed by the Adviser, was 1.10%.

(5)
The ratio of net investment income to average net assets includes dividends and interest on short positions and transactional expenses. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, before fees reimbursed by the Adviser, was 4.32%. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, after fees reimbursed by the Adviser, was 6.02%.

See accompanying Notes to Financial Statements.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS
September 30, 2012

1.	Organization

Ziegler Lotsoff Capital Management Investment Trust (the “Trust”) (formerly known as Lotsoff Capital Management Investment Trust) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an, open-end management investment company. The Trust currently has one series, the Long/Short Credit Fund (the “Fund”). The Fund is a non-diversified Fund which seeks to provide high current income and capital appreciation. The Fund commenced operations on January 31, 2012. The new name of the Trust took effect on August 1, 2011 in connection with Ziegler Capital Management LLC acquiring control of Lotsoff Capital Management. The combined firm is now known as Ziegler Lotsoff Capital Management, LLC (the “Adviser”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange (other than the Nasdaq OMX Group, Inc. referred to as Nasdaq) are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq under one of its three listing tiers, Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market (collectively, “Nasdaq-traded securities”), are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the most recent bid price from the exchange the security is primarily traded on. Unlisted securities held by the Fund are valued at the average of the quoted bid and asked prices in the Over-The-Counter Market. Short-term investments are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Investment Management Companies	$821,823	$—	$—	$821,823
REITS	1,432,354	—	—	1,432,354
Corporate Bonds	—	15,049,070	—	15,049,070
Mutual Funds	701,626	—	—	701,626
Preferred Stocks
Banks	2,988,872	—	—	2,988,872
Diversified Financial Services	373,456	—	—	373,456
Insurance	1,266,600	—	—	1,266,600
Investment Management Companies	511,036	—	—	511,036
REITS	3,418,181	—	—	3,418,181
Telecommunications	219,849	—	—	219,849
Short-Term Investments	6,338,224	—	—	6,338,224
Total	$18,072,021	$15,049,070	$—	$33,121,091

Liabilities
Common Stocks
Oil & Gas	$(47,175)	$—	$—	$(47,175)
U.S. Treasury Notes	—	(1,612,121)	—	(1,612,121)
Total	$(47,175)	$(1,612,121)	$—	$(1,659,296)

Other Financial Instruments*
Credit Default Swaptions on Credit Indices	$—	$(19,564)	$—	$(19,564)
Futures Contracts	(94,938)	—	—	(94,938)
Total Other Financial Instruments	$(94,938)	$(19,564)	$—	$(114,502)

*	Other financial instruments are swaptions and futures contracts which are detailed in the Schedule of Investments.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

(b) Securities Sold Short – The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2012

Such deposit is included in “Deposits with brokers” on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

(c) Derivatives – The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on–or “derived from”–the values of other assets, reference rates, or indexes. The Fund may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2012

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period January 31, 2012 (commencement of operations) through September 30, 2012 was related to the use of purchased option contracts, futures contracts, swap contracts, and swaptions.

Swap Contracts – The Fund may engage in various swap transactions. The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of September 30, 2012, the Fund had no outstanding swap agreements.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of September 30, 2012, the Fund had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2012

Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of September 30, 2012, the Fund had no outstanding options contracts.

Swaptions – An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of September 30, 2012, the Fund had outstanding swaptions as listed on the Schedule of Investments.

Reporting of Derivative Instruments in Financial Statements — The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of September 30, 2012:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Credit contracts	Purchased swaptions, at value	$15,885	Written swaptions, at value	$35,449
Interest rate contracts*	N/A	4,923	N/A	N/A
Volatility contracts*	N/A	13,107	N/A	N/A
Currency contracts*	N/A	N/A	N/A	112,968
Total		$33,915		$148,417

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

The following table sets forth the Fund’s realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period January 31, 2012 (commencement of operations) through September 30, 2012:

Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased options	Swap contracts	Futures contracts	Total
Equity contracts	$(1,337)	$—	$—	$(1,337)
Credit contracts	—	276,960	—	276,960
Interest rate contracts	—	—	3,627	3,627
Volatility contracts	—	—	(25,053)	(25,053)
Currency contracts	—	—	(14,882)	(14,882)
Total	$(1,337)	$276,960	$(36,308)	$239,315

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2012

The following table sets forth the Fund’s change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the period January 31, 2012 (commencement of operations) through September 30, 2012:

Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased Swaptions	Written Swaptions	Futures contracts	Total
Credit contracts	$(44,134)	$9,101	$—	$(35,033)
Interest rate contracts	—	—	4,923	4,923
Volatility contracts	—	—	13,107	13,107
Currency contracts	—	—	(112,968)	(112,968)
Total	$(44,134)	$9,101	$(94,938)	$(129,971)

The gross notional amount of swaptions for the Fund as of September 30, 2012 is included on the Schedule of Investments. The quarterly average gross notional amount of the swaptions for the Fund was $2,500,000 for the period January 31, 2012 (commencement of operations) through September 30, 2012. The quarterly average gross notional amount of the swap contracts for the Fund was $660,000 for the period January 31, 2012 (commencement of operations) through September 30, 2012. The quarterly average number of purchased futures contracts for the Fund was 98 for the period January 31, 2012 (commencement of operations) through September 30, 2012. The quarterly average number of short futures contracts for the Fund was (147) for the period January 31, 2012 (commencement of operations) through September 30, 2012. The quarterly average number of purchased option contracts for the Fund was 50 for the period January 31, 2012 (commencement of operations) through September 30, 2012. The fair value of such contracts at September 30, 2012 is set forth in the table above.

(d) Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period January 31, 2012 (commencement of operations) through September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed quarterly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2012

(f) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At September 30, 2012, the Fund held restricted securities as denoted on the Schedule of Investments.

(h) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3.	Related Party Transactions

The Trust has an agreement with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.65%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.10%, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. To the extent any such excluded expenses were incurred, the Fund would incur total annual Fund operating expenses after expense reimbursement greater than 1.10%. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period January 31, 2012 (commencement of operations) through September 30, 2012 the Adviser made $213,004 in reimbursements to the Fund.

4.	Investment Transactions

Purchases and sales of investment securities (excluding options, futures, short-term securities and U.S. government obligations) for the Fund for the period January 31, 2012 (commencement of operations) through September 30, 2012, were as follows:

Purchases	$35,271,355
Sales	$9,465,358

The aggregate purchases and sales of U.S. government obligations for the Fund for the period January 31, 2012 (commencement of operations) through September 30, 2012, were as follows:

Purchases	$1,043,203
Sales	$988,418

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2012

5.	Federal Income Tax Information

At September 30, 2012, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$32,429,635
Proceeds from Securities Sold Short	$(1,739,736)
Gross Unrealized Appreciation	$782,330
Gross Unrealized Depreciation	(140,405)
Net Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	$641,925

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and derivatives.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2012, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income (loss) and accumulated realized gain (loss) as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$—	$16,854	$(16,854)

The tax character of distributions paid during the fiscal period ended September 30, 2012 were as follows:

2012
Distributions Paid From:
Ordinary Income	$738,519
Net Long-Term Capital Gains	—
Total Taxable Distributions	738,519
Total Distributions Paid	$738,519

As of September 30, 2012, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$30,872
Undistributed Long-term Gains	—
Accumulated Earnings	30,872
Accumulated Capital and Other Losses	—
Unrealized Appreciation (Depreciation)	641,925
Total Accumulated Earnings (Deficit)	$672,797

Ziegler Lotsoff Capital Management Investment Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2012

6.	Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Fund. For the period January 31, 2012 (commencement of operations) through September 30, 2012, distribution fees incurred are disclosed on the Statement of Operations.

7.	Subsequent Events

Events and transactions have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

8.	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Ziegler Lotsoff Capital Management Investment Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Ziegler Lotsoff Capital Management Investment Trust
and the Shareholders of Ziegler Lotsoff Capital Management Long/Short Credit Fund

We have audited the accompanying statement of assets and liabilities of Ziegler Lotsoff Capital Management Long/Short Credit Fund (the “Fund”), a series of Ziegler Lotsoff Capital Management Investment Trust, including the schedule of investments, as of September 30, 2012, and the related statements of operations and changes in net assets and the financial highlights for the period January 31, 2012 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ziegler Lotsoff Capital Management Long/Short Credit Fund as of September 30, 2012, and the results of its operations, the change in its net assets and its financial highlights for the period January 31, 2012 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 28, 2012

Ziegler Lotsoff Capital Management Investment Trust
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2012	Ending account value September 30, 2012	Expenses paid during the period ended September 30, 2012(1)
Actual Example	$1,000.00	$1,039.80	$7.18
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,017.96	7.10

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.41% multiplied by the average account value for the period, multiplied by 183/366.

Ziegler Lotsoff Capital Management Investment Trust
TRUSTEE AND OFFICER INFORMATION (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen within Fund Complex	Other Directorships Held by Trustee
Independent Trustees
John Chrystal 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 54	Trustee	Served since July 2011	Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	1	None
Albert J. DiUlio, S.J. 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 68	Trustee	Served since July 2011	President Vatican Observatory. Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.	1	None
David S. Krause 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 58	Trustee	Served since July 2011	Director of the Applied Investment Management program and Adjunct Assistant Professor at Marquette University.	1	None
Harry E. Resis 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 66	Trustee	Served since 2012(3)	Previously served as Director of US Fixed Income for Henderson Global Investors.	1	None

Ziegler Lotsoff Capital Management Investment Trust
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen within Fund Complex	Other Directorships Held by Trustee
Interested Trustees and Officers
Margaret M. Baer 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 44	Trustee, Secretary, and Treasurer(2)	As Trustee has served since July 2011, as officer has served since 2003	Chief Administrative Officer of Ziegler Lotsoff Capital Management since 1992. Chief Operating and Administrative Officer of the Adviser since 2011.	N/A	N/A
Scott A. Roberts 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 48	President	Served since 2011	President and Chief Executive Officer of the Adviser since 2008.	N/A	N/A
Matthew S. MacLean, JD 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 39	Chief Compliance Officer	Served since 2012(3)	Chief Compliance Officer and General Counsel of Red Granite Advisors LLC since 2006. Chief Compliance Officer and General Counsel of the Adviser since 2012.	N/A	N/A

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2)	Ms. Baer is an interested person of the Fund based upon her positions with the Adviser.

(3)	Mr. Resis was appointed as Independent Trustee on August 21, 2012. Mr. MacLean was appointed Chief Compliance Officer on May 22, 2012.

Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-568-7633.

Ziegler Lotsoff Capital Management Investment Trust
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Fund’s proxy votes for the year ended June 30, 2012 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

For the period ended September 30, 2012, 16.72% of dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as qualified dividend income.

For the period ended September 30, 2012, 13.42% of the dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as dividends received deduction available to corporate shareholders.

UMB Distribution Services, LLC, Distributor P.O. Box 1811 Milwaukee, WI 53201-1811 1-877-568-7633

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer.  A copy of the Code is filed as an exhibit to this Form N-CSR.  During the period covered by this report, there were not any amendments to the provisions of the Code. There were no implicit or explicit waivers to the provisions of the Code during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. David Krause is an audit committee financial expert serving on its audit committee and that Mr. Krause is independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
Fiscal year ended September 30, 2011   $14,000
Fiscal year ended September 30, 2012   $10,000

Audit fees for the fiscal year ended September 30, 2012 were lower than the prior fiscal year because the Ziegler Lotsoff Long/Short Credit Fund commenced operations on January 31, 2012.

(b) Audit-Related Fees.
None.

(c) Tax Fees.
Fiscal year ended September 30, 2011   $2,000
Fiscal year ended September 30, 2012   $2,000

(d) All Other Fees.
None.

(e)        (1) The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2011-2012, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ziegler Lotsoff Capital Management Investment Trust

By:	/s/ Scott A. Roberts
Scott A. Roberts
President

Date:	December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott A. Roberts
Scott A. Roberts
President

Date:	December 7, 2012

By:	/s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:	December 7, 2012